Shareholders' equity - Summary of Valuation Allowance of Other Equity Instruments (Details) - PSU - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)	$ 6.68	$ 4.05
Expected volatility	64.00%	64.00%
Time to expiry	2 years 9 months 3 days
Risk-free interest rate	3.42%	4.40%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)		$ 3.44
Time to expiry		2 years 1 month 9 days
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per shares)		$ 4.69
Time to expiry		2 years 9 months 29 days